Goodwin Procter LLP

Counselors at Law

100 Northern Avenue

Boston, MA 02210

T: 617.570.1000

F: 617.523.1231

June 29, 2016

VIA EDGAR AND FEDERAL EXPRESS

United States Securities and Exchange Commission

Division of Corporation Finance

Mail Stop 4720

100 F. Street, N.E.

Washington, D.C. 20549

Attention: Suzanne Hayes

Re:	CRISPR Therapeutics AG
Draft Registration Statement on Form S-1
Submitted May 13, 2016
CIK No. 0001674416

Dear Ms. Hayes:

This letter is confidentially submitted on behalf of CRISPR Therapeutics AG (the “Company”) in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”) with respect to the Company’s Draft Registration Statement on Form S-1, confidentially submitted on May 13, 2016 (the “Draft Registration Statement”), as set forth in the Staff’s letter dated June 10, 2016 addressed to Dr. Rodger Novak, Chief Executive Officer of the Company (the “Comment Letter”). The Company is concurrently confidentially submitting its Amendment No. 1 to the Draft Registration Statement (“Amendment No. 1”), which includes changes to the Draft Registration Statement in response to the Staff’s comments.

For reference purposes, the text of the Comment Letter has been reproduced herein with responses below each numbered comment. For your convenience, we have italicized the reproduced Staff comments from the Comment Letter. Unless otherwise indicated, page references in the descriptions of the Staff’s comments refer to the Draft Registration Statement, and page references in the responses refer to Amendment No. 1. All capitalized terms used and not otherwise defined herein shall have the meanings set forth in Amendment No. 1.

Securities and Exchange Commission

June 29, 2016

The responses provided herein are based upon information provided to Goodwin Procter LLP by the Company. In addition to confidentially submitting this letter via EDGAR, we are sending via Federal Express five (5) copies of each of this letter and Amendment No. 1 (marked to show changes from the Registration Statement).

Prospectus Summary

Overview, page 1

1.	Please clarify the meaning of any significant scientific or technical terms the first time they are used in order to ensure that lay readers will understand the disclosure. For example, please briefly explain what you mean by “gene editing” at its first use.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on pages 1, 3, 90 and 107 of Amendment No. 1 to clarify the meaning of “gene editing,” “hemoglobinopathies” and “electroporation.”

2.	We note the reference to your “differentiated product development strategy” in the third paragraph. Here or elsewhere, as appropriate, please expand your disclosure to clarify the basis of differentiation.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on pages 1 and 90 of Amendment No. 1 and removed references to the term “differentiated.”

3.	We note your statement that the collaboration partners mentioned here will provide over $400 million, inclusive of estimated spending on funded programs. Please revise to clarify the portion of this amount that is subject to certain conditions or milestone events, and the portion that has already been received. To the extent you will not receive these funds directly, indicate the entity to which the funds will be paid and your level of ownership in the entity.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on pages 1, 94, 111 and 112 of Amendment No. 1 to note that a portion of the $400 million of estimated spending on funded programs is subject to certain conditions. In particular, the Company has changed the disclosure page 111 of Amendment No. 1 to clarify that Bayer’s remaining $255 million funding obligation is subject the JV Agreement with Bayer not being terminated. The Company has also clarified the disclosure on page 112 of Amendment No. 1 to note that $15 million of the $35 million technology access fee has not yet been received from Bayer.

Securities and Exchange Commission

June 29, 2016

Our Strategy, page 1

4.	Please clarify the basis for your statement that you have a “leading position” in the field of gene editing.

RESPONSE: The Company respectfully advises the Staff that it believes it has a leading position in the field of gene editing as a result of several factors, including (i) its exclusive license to CRISPR/Cas9 technology covering all human therapeutic applications which is granted directly by one of its principal scientific investors, (ii) the receipt of over $220 million in equity financings (iii) the receipt of $95 million in up-front technology access payments from Bayer and Vertex, both well-established pharmaceutical companies, (iii) entry into a collaboration with Vertex for the development of CRISPR/Cas9 technology pursuant to which the Company is eligible to receive up to $2.5 billion in milestone payments in addition to access to Vertex’s expertise in disease areas such as cystic fibrosis, (iv) the Company’s 50% ownership of Casebia Therapeutics, its joint venture with Bayer Healthcare, a leading pharmaceutical company who, subject to certain conditions, has committed to funding Casebia Therapeutics with $300 million in equity financing along with access to Bayer’s leading protein engineering capabilities and deep disease and biological expertise in areas such as hematology and cardiology, and (v) the experience and expertise of a scientific advisory board that comprises members considered to be experts in the fields of gene editing and complementary disciplines.

As discussed on page 93 of Amendment No. 1, the Company respectfully submits that it believes that CRISPR/Cas9 is a superior gene editing technology relative to earlier gene editing technologies used by most of its competitors, such as zinc finger nucleases, transcriptor-activator life effector nucleases and meganucleases. As such, the Company believes that its ability to utilize CRISPR/Cas9 technology for gene editing distinguishes it from many other companies in the gene editing field and provides it with a competitive advantage for the development of gene editing therapeutics. Furthermore, with the financial resources and access to distinctive capabilities it has obtained from its collaborators, including Bayer and Vertex, the Company believes it has financial and technological resources that distinguish it from many other gene editing companies, including others that are using CRISPR/Cas9 technology. Finally, the Company respectfully submits to the Staff that it believes that its scientific advisory board, which includes Dr. Emmanuelle Charpentier, a co-inventor of the CRISPR/Cas9 technology, provides it with unique and invaluable scientific insight and experience into the development of CRISPR/Cas9 gene editing therapeutics.

For the reasons discussed above, the Company respectfully submits to the Staff that it believes that has a leading position in the field of gene editing.

Securities and Exchange Commission

June 29, 2016

Some Of Our In-licensed Patent Applications Are Subject To Priority Disputes …., page 40

5.	Please revise this section or elsewhere in the registration statement, as applicable, to discuss responsibility for costs associated with in-licensed patents, including those related to proceedings before the USPTO or enforcement in courts of applicable jurisdiction.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page 108 of Amendment No. 1 to discuss the responsibility for costs associated with in-licensed patents.

Market and Industry Data, page 62

6.	Your statement that third party sources do not guaranty the accuracy or completeness of the industry, market and competitive position data may be interpreted as an implied disclaimer. Please revise to clarify that you are liable for this information disclosed in your registration statement.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page 62 of Amendment No. 1 to clarify that it is liable for all information disclosed in the Draft Registration Statement.

Critical Accounting Policies and Significant Judgments and Estimates Determination of Fair Value of Common Shares on Grant Dates, page 84

7.	Once you have an estimated offering price or range, please explain to us how you determined the fair value of the common stock underlying your equity issuances and the reasons for any differences between the recent valuations of your common stock leading up to the IPO and the estimated offering price. This information will help facilitate our review of your accounting for equity issuances including stock compensation and beneficial conversion features.

RESPONSE: The Company respectfully acknowledges the Staff’s comment and confirms that it will provide an analysis explaining the reasons for the differences between recent valuations of its common shares leading up to the IPO and the estimated offering price once the Company has an estimated offering price range.

Securities and Exchange Commission

June 29, 2016

Our Team, page 89

8.	Please expand your disclosure to explain the role of your six-member scientific advisory board and clarify, here or in the appropriate section of your filing, how members of the board are compensated.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on pages 91 and 147 of Amendment No. 1 to explain the role and compensation of its scientific advisory board members.

Business

Engineered Cell Therapies..., page 99

9.	Please revise to clarify how the table on page 100 demonstrates the efficiency of CRISPR/Cas9 in multiplexed editing of human primary T-cells. For instance, what does the line above each bar in the table represent? What does the term “allele knock-out” mean and what is its significance to the information provided in the table?

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure page 102 of Amendment No. 1 to clarify how the table demonstrates the efficiency of CRISPR/Cas9 in multiplexing. The Company has also revised the table on page 102 of Amendment No. 1 to remove reference to “allele knock-outs”.

Further Unlocking the Potential of Our CRISPR/Cas9 Platform Delivery, page 105

10.	We note your statement that you have access to “leading expertise and technology” for lipid nanoparticle based delivery vehicles, or LNPs, through an advisory relationship with Dr. Daniel Anderson at Massachusetts Institute of Technology, and that you are currently testing a variety of LNP technologies for potential use in your therapeutics. Please clarify whether these technologies are subject to intellectual property rights and provide risk factor disclosure concerning your use of these technologies, if appropriate.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page 107 of Amendment No. 1 to remove reference to Dr. Anderson. The Company respectfully informs the Staff that the Company has not yet chosen a LNP or AAV technology to use for the delivery of its proposed product candidates and as such, has not identified any associated intellectual property rights it may need to obtain.

Intellectual Property, page 106

In-Licensed Intellectual Property, page 106

11.	We note your statement that “In April 2014, we exclusively licensed certain of Dr. Emmanuelle Charpentier’s rights to a family of patent applications relating to CRISPR/TRACR/Cas9 complexes and their use in targeting or cutting DNA.” Please describe the type of patent protection represented by the application, such as composition of matter, use or process. Please provide similar information with respect to the Patent Assignment Agreement noted on page 107.

Securities and Exchange Commission

June 29, 2016

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on pages 108 and 109 of Amendment No. 1 to clarify the type of patent protection represented by the applications.

CRISPR-Owned Intellectual Property, page 106

12.	Please expand your disclosure to clarify the “platform technology” to which the pending patent applications relate, as well as the nature of the protection represented by the application.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page 108 of Amendment No. 1. to expand its disclosure and clarify the pending patent applications relating to platform technology and nature of the protection afforded by the applications.

Competition, page 112

13.	Please revise your discussion of competitive conditions by describing in greater detail the current landscape for patent protections in your industry. In this regard, we note that across several risk factors on pages 27 to 28 you address specific risks stemming from existing third-party patents and patent applications. In your discussion of this landscape, identify specific patents and patent applications, if material, as well as their holders/applicants.

RESPONSE: In response to the Staff’s comment, the Company has revised disclosure on page 115 of Amendment No. 1. In addition, the Company respectfully advises the Staff that it has disclosed the current landscape for patent protections on pages 40 and 44 of Amendment No. 1.

14.	Please revise this section to include a discussion of potential competition from CRISPR systems utilizing the Cpf1 protein.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page 115 of Amendment No.1 to include a discussion regarding the potential competition from CRISPR technology that utilizes the Cpf1 protein.

Securities and Exchange Commission

June 29, 2016

Taxation, page 189

15.	Your disclosure on page 189 concerning the “general” nature of the information inappropriately suggests that you are disclaiming responsibility for the disclosures. Please revise to remove this disclaimer.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page 193 of Amendment No. 1 to remove this disclaimer.

Notes to the Consolidated Financial Statements

Note 4. Variable Interest Entities

TRACR Hematology Limited, page F-18

16.	Please tell us your relationship to Fay Corp. and your accounting treatment within your financial statements including whether or not you consolidate Fay Corp. Reference the authoritative literature on which you relied.

RESPONSE: The Company respectfully informs the Staff that they have evaluated Fay Participation Corp. (“Fay Corp.”) for consolidation under the variable and voting interest models and concluded that it did not have a controlling financial interest in Fay Corp. and, therefore, did not consolidate Fay Corp. In addition, the Company considered the share-based compensation guidance in ASC 718 which resulted in the Company recognizing compensation expense for issuance of shares by Fay Corp. to employees and service providers of the Company. The basis for these conclusions is outlined below.

Formation of Fay Corp.

In connection with the Company’s issuance of the Series A-2 Preferred Shares in April 2014, and as a condition to the proposed preferred financing, the then existing common shareholders agreed to reduce their ownership in the Company to allow for a certain agreed upon post-transaction shareholding. In order to effectuate a reduction in shareholding, the Company could have repurchased its outstanding common shares, however, under Swiss law that was not permitted due to its retained deficit. As a result, in order to reduce their ownership in the Company, the shareholders agreed to transfer their ownership of common shares in the Company to a newly formed legal entity, Fay Corp. The transfer of common shares to Fay Corp. was intended to have the same economic effect as a repurchase by the Company, as the shares held by Fay Corp. would be used in the future to compensate employees and service providers of the Company. As a result, Fay Corp. became a shareholder in the Company.

Fay Corp.’s ownership was distributed equally among the founders of the Company: Dr. Rodger Novak, Shaun Foy, and Dr. Emmanuelle Charpentier. Fay Corp.’s only purpose was to hold the aforementioned Company common shares for future issuance to the Company’s employees and service providers. The administration, management, and supervision of Fay Corp. was delegated to an independent third party MMG Trust Switzerland Ltd. (“MMG”), who has no relationship to either the Company, its subsidiaries, directors or management. MMG earns a nominal fee for its services which were paid by the Company on behalf of Fay Corp.

Securities and Exchange Commission

June 29, 2016

Consolidation assessment

In evaluating whether Fay Corp. should be consolidated by the Company, management first evaluated the variable interest model in ASC 810-10. Specifically, management concluded that the Company did not have a variable interest in Fay Corp (i.e. the Company does not have a direct or indirect equity interest in Fay Corp., does not receive any fees or provide any services to Fay Corp., did not guarantee or provide any other form of subordinated financial support to Fay Corp., and they are not entities under common control). Due to the nature of the transaction described above, both entities have common directors and shareholders but that did not result in a variable interest for the Company. Therefore, the Company concluded that Fay Corp. would not be consolidated under either the voting or variable interest model.

As management determined that Fay Corp. should not be consolidated by the Company and the shares owned by Fay Corp. are legally outstanding, the shares were reflected as outstanding in the Company’s consolidated financial statements.

Stock based compensation

As noted above, Fay Corp.’s only purpose was to hold the aforementioned Company common shares for future issuance to the Company’s employees and service providers. As a result, management concluded that any share based compensation awarded by Fay Corp. to the Company’s employees or service providers should be accounted for as if the award was made by the Company because Fay Corp. has an economic interest in the Company through its ownership of Company common shares. This conclusion was based upon the following guidance from ASC 718-10-15-4:

“Share-based payments awarded to an employee of the reporting entity by a related party or other holder of an economic interest in the entity as compensation for services provided to the entity are share-based payment transactions to be accounted for under this Topic unless the transfer is clearly for a purpose other than compensation for services to the reporting entity. The substance of such a transaction is that the economic interest holder makes a capital contribution to the reporting entity, and that entity makes a share-based payment to its employee in exchange for services rendered.”

Securities and Exchange Commission

June 29, 2016

Note 9. Significant Contracts

Collaboration Agreement with Vertex Pharmaceuticals, Incorporated, page F-22

17.	Please refer to the seventh and eighth paragraphs on page F-24. Explain to us why your BESP considers how many options you expect Vertex to exercise. Reference the authoritative literature on which you relied.

RESPONSE: The Company respectfully submits that in determining the BESP for each unit of accounting, management considered the guidance in ASC 605-25, Revenue Recognition-Multiple-Element Arrangements, noting that the objective of determining the BESP for a unit of accounting should be consistent with the objective of determining VSOE — that is, the price at which the vendor would transact if the deliverable were sold regularly on a standalone basis. This is supported by ASC 605-25-30-6C, which states:

“The vendor’s best estimate of selling price shall be consistent with the objective of determining vendor-specific objective evidence of selling price for the deliverable; that is, the price at which the vendor would transact if the deliverable were sold by the vendor regularly on a standalone basis. The vendor shall consider market conditions as well as entity-specific factors when estimating the selling price.”

Accordingly, in making this estimate, the Company considered all reasonably available information, including both market data and conditions and entity-specific factors, when estimating the selling price. In evaluating the accounting treatment for the options to obtain an Exclusive License for up to six collaboration targets and a Co-exclusive License for hemoglobinopathy or beta-globin targets, the Company determined (as more fully described below in the response to Comment No. 18) that the options were not substantive and therefore the deliverables underlying these options were included as deliverables at the outset of the arrangement.

In developing a BESP for the combined unit of accounting consisting of the non-exclusive research license and the options, the Company noted that the pricing of the arrangement and future cash flows related to the exercise of the options to obtain an Exclusive License for collaboration targets were different to that of the exercise of the options to obtain a Co-exclusive License for hemoglobinopathy or beta-globin targets. As a result:

•

The BESP for the options to obtain an Exclusive License for collaboration targets was most appropriately determined by analyzing the probability and present value adjusted cash flows from the royalties and milestones outlined in the collaboration agreement; and,

•	The BESP for the options to obtain a Co-exclusive License for hemoglobinopathy or beta-globin targets was most appropriately determined by analyzing the

Securities and Exchange Commission

June 29, 2016

probability and present value adjusted cash flows from the equal sharing of project worldwide net profit or net loss. In other words, the Company, in determining the price for which it would be willing to sell the options, considered the likelihood of how many options the customer was likely to exercise.

As the options to exercise were non-substantive, the Company concluded that the amount of arrangement consideration at inception that is neither subject to refund rights or other concessions to which the customer may be entitled, nor performance bonuses to which the Company may be entitled was limited to the up-front payment of $75.0 million and the $50 million exercise price ($10 million per Exclusive License) associated with the management estimate for future executed non-substantive options for Exclusive Licenses. This conclusion is supported by 605-25-30-1 which states:

“The amount of total arrangement consideration must be fixed or determinable other than with respect to the impact of either of the following:

a. Any refund rights or other concessions (collectively referred to as refund rights) to which the customer may be entitled

b. Performance bonuses to which the vendor may be entitled.”

An estimate of the total number of options expected to be exercised and the type of option (for an Exclusive License or a Co-exclusive License) expected to be exercised was considered in developing a BESP for these items in order to appropriately allocate arrangement consideration to the combined unit of accounting at inception based on a relative selling price basis. This conclusion was based upon the following guidance from ASC 605-25-30-2:

“Arrangement consideration shall be allocated at the inception of the arrangement to all deliverables on the basis of their relative selling price (the relative selling price method), except as specified in paragraphs 605-25-30-4 through 30-5. When applying the relative selling price method, the selling price for each deliverable shall be determined using vendor-specific objective evidence of selling price, if it exists; otherwise, third-party evidence of selling price (as discussed in paragraph 605-25-30-6B). If neither vendor-specific objective evidence nor third-party evidence of selling price exists for a deliverable, the vendor shall use its best estimate of the selling price for that deliverable (as discussed in paragraph 605-25-30-6C) when applying the relative selling price method. In deciding whether the vendor can determine vendor-specific objective evidence or third-party evidence of selling price, the vendor shall not ignore information that is reasonably available without undue cost and effort.”

Securities and Exchange Commission

June 29, 2016

18.	Please refer to the last paragraph on page F-24. Provide us an analysis explaining why apparently the options to obtain an exclusive license for up to six Collaboration Targets and a co-exclusive license for hemoglobinopathy or beta-globin targets were not substantive or were priced at a significant and incremental discount in order to justify your accounting for these options as an element of the arrangement for which arrangement consideration has been allocated. Reference the authoritative literature on which you relied.

RESPONSE: The Company respectfully submits that in evaluating whether the options to obtain an Exclusive License for up to six Collaboration Targets and a Co-exclusive License for hemoglobinopathy or beta-globin targets were substantive, management considered the guidance in ASC 605-25, Revenue Recognition-Multiple-Element Arrangements, noting that an option to purchase additional products or services is considered substantive if it represents a separate buying decision from the other deliverables in the arrangement. In evaluating whether these options represented a separate buying decision, management considered: (i) the likelihood of occurrence; (ii) the nature of the deliverables underlying the options; and (iii) the pricing of the options.

In considering the likelihood of occurrence of an option exercise, the Company noted the number of potential targets that Vertex could elect to research during the research term, seventeen in total, relative to the number of options available for exercise, six in total. Thus, the Company reduced risk that no product candidates will be identified. While there is a significant degree of uncertainty in drug development, given the relatively high number of potential targets, and the significant $75 million up-front payment, the Company determined that the exercise of options by Vertex during the research term was likely to occur.

In considering the nature of the deliverables underlying the options, the Company noted that the non-exclusive research license granted to Vertex at the inception of the arrangement has no value to Vertex without the commercialization right which can only be obtained through the exercise of the Exclusive or Co-Exclusive Licenses.

In considering the pricing of the arrangement, the Company noted that Vertex made an up-front, non-refundable payment of $75.0 million. In addition, Vertex also agreed to reimburse the Company for internal costs at an annual rate of $350,000 per FTE plus all external costs. As the agreement provided for FTE’s at market rates and other external cost reimbursements, the Company determined that the $75.0 million up-front, non-refundable payment represented a transfer of value for deliverables other than the initial research and development services and the non-exclusive research license. Given the likelihood of option exercises by Vertex during the research term, the Company determined that a significant portion of the $75.0 million was attributable to the options to obtain an exclusive license for up to six Collaboration Targets (inclusive of a co-exclusive license for hemoglobinopathy or beta-globin targets). In addition, the value of

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June 29, 2016

the up-front payment relative to the option exercise price of $10.0 million per option also indicated that the options were not substantive as the value of the up-front payment ($75 million) as ascribed to each option (6 options for $12.5 million per option) is greater than the contractual option exercise price ($10 million for an Exclusive License). Further, the Company notes that two of the initial three collaboration targets are expected to be co-commercialized if successful (Hemoglobinopathy and Beta-globin Targets). Such targets are not subject to the option exercise payment. This is further evidence that the options are not substantive and their exercise was contemplated within the pricing of the agreement at the outset of the arrangement.

Considering the facts and circumstances outlined above, the Company determined that the options were not substantive and therefore the deliverables underlying these options were included as deliverables at the outset of the arrangement.

19.	Please refer to the second full paragraph on page F-25. Disclose the amount of the first milestone of the agreement that relates to the exercise of an exclusive option by Vertex to obtain an Exclusive License to commercialize CRISPR/Cas9 technology.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page F-26 of Amendment No. 1 to provide greater clarity that the $10.0 million amount for the exercise of an option to obtain an exclusive license was determined to be part of the fixed and determinable consideration allocable at contract inception and is not subject to milestone method accounting and the only substantive milestone under the agreement is the $10.0 million developmental milestone due upon the filing of an investigate new drug application (“IND”) for a selected Exclusive License or Co-exclusive License.

20.	Please refer to the third full paragraph on page F-25. Disclose the amount of the remaining milestones, which you indicate are not substantive, by category (i.e. development, commercialization) and include the number of milestones in each category and the events that trigger payments to you. Also reconcile the aggregate of these milestones to the two milestones in the second full paragraph on F-25 and to the $420 million of milestones discussed in the fourth full paragraph on F-23.

RESPONSE: In response to the Staff’s comment, the Company has revised the disclosure on page F-26 of Amendment No. 1 to the Registration Statement.

The Company respectfully submits that the $420.0 million of milestones discussed in the sixth full paragraph on F-24 can be reconciled as follows: (i) $10.0 million for the exercise of an exclusive option discussed in the fourth full paragraph of F-26, (ii) $10.0 million for the IND milestone discussed in the fifth full paragraph of F-26, (iii) $325.0 million for other developmental milestones, and (iv) $75.0 million for commercial milestones as detailed in a new table below the final paragraph on F-26.

Securities and Exchange Commission

June 29, 2016

General

21.	Please confirm that the images included in your draft registration statement are all of the graphic, visual or photographic information you will be including. If you intend to use any additional images, please provide us proofs of such materials. Please note that we may have comments regarding this material.

RESPONSE: The Company respectfully acknowledges the Staff’s comment and informs the Staff that it believes that the images in Amendment No. 1 are all the images it will include in the Draft Registration Statement. In the event the Company decides to use additional or alternative images, the Company will provide a draft of the image to the Staff.

22.	Please supplementally provide us with copies of all written communications, as defined in Rule 405 under the Securities Act, that you, or anyone authorized to do so on your behalf, present to potential investors in reliance on Section 5(d) of the Securities Act, whether or not they retain copies of the communications.

RESPONSE: The Company respectfully advises the Staff that it is supplementally providing the Staff with copies of investor presentation that was distributed during “testing-the-waters” meetings, and will supplementally provide copies of any written communications that the Company, or anyone authorized to do so on the Company’s behalf, present to potential investors in reliance on Section 5(d) of the Securities Act of 1933, as amended.

If you should have any questions concerning the enclosed matters, please contact the undersigned at (617) 570-1393.

Sincerely,

/s/ Robert E. Puopolo

Robert E. Puopolo

cc:	Rodger Novak, M.D., Chief Executive Officer, CRISPR Therapeutics AG

Marc Becker, Chief Financial Officer, CRISPR Therapeutics AG

Mitchell S. Bloom, Esq., Goodwin Procter LLP

Patrick O’Brien, Esq., Ropes & Gray LLP

Paul Kinsella, Esq., Ropes & Gray LLP